Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 89.5%
Issuer	Shares	Value ($)
Communication Services 6.6%
Diversified Telecommunication Services 6.6%
AT&T, Inc.	925,000	35,002,000
BCE, Inc.	315,000	15,249,150
Verizon Communications, Inc.	785,000	47,382,600
Total		97,633,750
Total Communication Services		97,633,750
Consumer Discretionary 6.7%
Automobiles 1.0%
General Motors Co.	375,000	14,055,000
Hotels, Restaurants & Leisure 3.8%
Carnival Corp.	157,500	6,884,325
Extended Stay America, Inc.	500,000	7,320,000
Las Vegas Sands Corp.	190,000	10,974,400
McDonald’s Corp.	115,000	24,691,650
Six Flags Entertainment Corp.	125,000	6,348,750
Total		56,219,125
Multiline Retail 0.6%
Target Corp.	85,000	9,087,350
Specialty Retail 0.9%
Home Depot, Inc. (The)	60,000	13,921,200
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc.	240,000	6,252,000
Total Consumer Discretionary		99,534,675
Consumer Staples 13.9%
Beverages 3.8%
Coca-Cola Co. (The)	335,000	18,237,400
PepsiCo, Inc.	275,000	37,702,500
Total		55,939,900
Food Products 2.2%
ConAgra Foods, Inc.	500,000	15,340,000
General Mills, Inc.	300,000	16,536,000
Total		31,876,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 5.0%
Colgate-Palmolive Co.	150,000	11,026,500
Kimberly-Clark Corp.	82,500	11,719,125
Procter & Gamble Co. (The)	415,000	51,617,700
Total		74,363,325
Tobacco 2.9%
Philip Morris International, Inc.	575,000	43,659,750
Total Consumer Staples		205,838,975
Energy 10.3%
Oil, Gas & Consumable Fuels 10.3%
BP PLC, ADR	1,350,000	51,286,500
Chevron Corp.	425,000	50,405,000
Suncor Energy, Inc.	750,000	23,685,000
Valero Energy Corp.	185,000	15,769,400
Williams Companies, Inc. (The)	450,000	10,827,000
Total		151,972,900
Total Energy		151,972,900
Financials 10.7%
Banks 7.8%
Bank of America Corp.	525,000	15,314,250
BB&T Corp.	385,000	20,547,450
JPMorgan Chase & Co.	300,000	35,307,000
PacWest Bancorp	215,000	7,813,100
Wells Fargo & Co.	710,000	35,812,400
Total		114,794,200
Capital Markets 0.5%
Ares Capital Corp.	425,000	7,919,875
Insurance 2.4%
MetLife, Inc.	235,000	11,082,600
Principal Financial Group, Inc.	215,000	12,285,100
Prudential Financial, Inc.	135,000	12,143,250
Total		35,510,950
Total Financials		158,225,025
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.5%
Biotechnology 2.6%
AbbVie, Inc.	315,000	23,851,800
Gilead Sciences, Inc.	220,000	13,943,600
Total		37,795,400
Pharmaceuticals 9.9%
Bristol-Myers Squibb Co.	325,000	16,480,750
Johnson & Johnson	490,000	63,396,200
Merck & Co., Inc.	450,000	37,881,000
Pfizer, Inc.	800,000	28,744,000
Total		146,501,950
Total Health Care		184,297,350
Industrials 5.4%
Aerospace & Defense 1.1%
Lockheed Martin Corp.	42,500	16,577,550
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	112,500	13,479,750
Airlines 0.7%
Delta Air Lines, Inc.	180,000	10,368,000
Industrial Conglomerates 0.8%
3M Co.	67,500	11,097,000
Machinery 1.0%
Caterpillar, Inc.	110,000	13,894,100
Road & Rail 0.9%
Union Pacific Corp.	85,000	13,768,300
Total Industrials		79,184,700
Information Technology 12.9%
Communications Equipment 3.2%
Cisco Systems, Inc.	960,000	47,433,600
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	525,000	14,973,000
IT Services 2.1%
International Business Machines Corp.	210,000	30,538,200
Semiconductors & Semiconductor Equipment 5.5%
Broadcom, Inc.	95,000	26,226,650
Intel Corp.	300,000	15,459,000
Lam Research Corp.	32,500	7,511,075
Common Stocks (continued)
Issuer	Shares	Value ($)
Maxim Integrated Products, Inc.	135,000	7,817,850
Texas Instruments, Inc.	192,500	24,878,700
Total		81,893,275
Technology Hardware, Storage & Peripherals 1.1%
Seagate Technology PLC	160,000	8,606,400
Western Digital Corp.	135,000	8,051,400
Total		16,657,800
Total Information Technology		191,495,875
Materials 2.1%
Chemicals 2.1%
Dow, Inc.	350,000	16,677,500
Nutrien Ltd.	300,000	14,964,000
Total		31,641,500
Total Materials		31,641,500
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Alexandria Real Estate Equities, Inc.	95,000	14,633,800
Digital Realty Trust, Inc.	92,500	12,007,425
Duke Realty Corp.	335,000	11,379,950
Total		38,021,175
Total Real Estate		38,021,175
Utilities 5.8%
Electric Utilities 3.4%
American Electric Power Co., Inc.	80,000	7,495,200
Edison International	150,000	11,313,000
Entergy Corp.	135,000	15,843,600
Xcel Energy, Inc.	240,000	15,573,600
Total		50,225,400
Multi-Utilities 2.4%
Ameren Corp.	200,000	16,010,000
DTE Energy Co.	60,000	7,977,600
NiSource, Inc.	375,000	11,220,000
Total		35,207,600
Total Utilities		85,433,000
Total Common Stocks (Cost $1,210,968,131)		1,323,278,925

2	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2019 (Unaudited)
Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.7%
AXA SA(a)
05/15/2021	7.250%	10,500,000	11,218,935
Total Convertible Bonds (Cost $10,800,324)			11,218,935

Convertible Preferred Stocks 8.1%
Issuer		Shares	Value ($)
Health Care 2.0%
Health Care Equipment & Supplies 2.0%
Becton Dickinson and Co.	6.125%	240,000	14,841,600
Danaher Corp.	4.750%	13,500	15,313,995
Total			30,155,595
Total Health Care			30,155,595
Industrials 0.9%
Machinery 0.9%
Fortive Corp.	5.000%	14,500	13,071,750
Total Industrials			13,071,750
Information Technology 1.0%
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc.	8.000%	14,700	15,038,100
Total Information Technology			15,038,100
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.8%
Crown Castle International Corp.	6.875%	9,000	11,376,450
Total Real Estate			11,376,450
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 3.4%
Electric Utilities 1.5%
American Electric Power Co., Inc.	6.125%	275,000	15,152,912
Southern Co. (The)	6.750%	145,000	7,766,200
Total			22,919,112
Multi-Utilities 1.3%
CenterPoint Energy, Inc.	7.000%	145,000	7,587,850
Dominion Energy, Inc.	7.250%	107,500	11,352,000
Total			18,939,850
Water Utilities 0.6%
Aqua America, Inc.	6.000%	135,000	8,139,623
Total Utilities			49,998,585
Total Convertible Preferred Stocks (Cost $113,465,551)			119,640,480

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	18,880,234	18,878,346
Total Money Market Funds (Cost $18,878,346)		18,878,346
Total Investments in Securities (Cost: $1,354,112,352)		1,473,016,686
Other Assets & Liabilities, Net		5,196,890
Net Assets		1,478,213,576

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $11,218,935, which represents 0.76% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	10,177,410	226,883,166	(218,180,342)	18,880,234	(658)	—	348,122	18,878,346
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2019 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2019